SUPPLEMENT
                         Dated September 28, 2007 to the
                               Currently Effective
                Class A, Class B and Class C Shares Prospectuses
                               Class I Prospectus
                          of The Hartford Mutual Funds


The Hartford High Yield Municipal Bond Fund

In the section entitled "Your Expenses" footnote 5 to the Shareholder Fees and Annual Operating Expense table is hereby deleted and replaced as follows:


 (5) HIFSCO has voluntarily agreed to waive and/or reimburse all "Other Expenses" for the fund through February 29, 2008.


     This Supplement should be retained with your Prospectus for future reference.